CONSOLIDATED FINANCIAL STATEMENTS DETAILS	12 Months Ended
Dec. 31, 2025
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
CONSOLIDATED FINANCIAL STATEMENTS DETAILS

4. CONSOLIDATED FINANCIAL STATEMENTS DETAILS

Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2024 and 2025 consisted of the following:

	2024	2025
Cash	633.2	1,152.7
Cash equivalents:
Money market funds	500.4	1,770.9
Bank deposits	1,301.0	754.5
Other cash equivalents	0.1	—
Total cash and cash equivalents	2,434.7	3,678.1

Current expected credit losses for cash and cash equivalents were immaterial for the years ended December 31, 2024 and 2025. All of the Group’s cash is held at financial institutions that management believes to be of high credit quality.

Aging Analysis of Accounts Receivable

The aging of accounts receivable is presented below. Receivables are considered past due when they remain outstanding beyond their contractual payment terms.

	2024	2025
Current	7.1	694.7
1-30 days	0.6	11.9
31-60 days	1.5	8.7
61-90 days	1.2	5.0
More than 90 days	0.9	4.0
Total Account receivable, gross	11.3	724.3
Allowance for current expected credit losses on trade receivables	(0.1)	(4.0)
Total Account receivables, net	11.2	720.3

Allowance for current expected credit losses on trade receivables

Movements in the allowance for current expected credit losses on trade receivables for the years ended December 31, 2024 and 2025 were as follows:

	2024	2025
Balance at beginning of period	0.4	0.1
Current period provision for expected credit losses	1.0	3.9
Write-off	(1.3)	—
Balance at the end of the period	0.1	4.0

Other Current Assets

Other current assets as of December 31, 2024 and 2025 consisted of the following:

	2024	2025
Term deposits, current	—	75.0
Prepaid other taxes	1.8	30.0
Security and guarantee deposits for next 12 months	6.2	8.8
Deferred expenses	2.1	8.4
Restricted cash	0.6	6.8
Prepaid income tax	3.0	3.4
Funds receivable	1.5	1.6
Interest receivable	21.6	0.4
Other	0.8	12.4
Total other current assets	37.6	146.8

Other Non-current Assets

Other non-current assets as of December 31, 2024 and 2025 consisted of the following:

	2024	2025
Prepaid rent	—	271.3
Prepaid other services	5.1	41.7
Restricted cash	0.1	36.7
Security and guarantee deposits over next 12 months	3.9	16.4
Loans receivable other	—	1.5
Deferred consideration receivable	3.8	—
Other non-current assets	0.5	0.3
Total other non-current assets	13.4	367.9

Accounts Payable, Accrued and Other Liabilities

Accounts payable, accrued and other liabilities as of December 31, 2024 and 2025 consisted of the following:

	2024	2025
Trade accounts payable for property and equipment	—	1,057.7
Operating lease liabilities, current	13.1	84.9
Trade accounts payable for other services	17.3	24.6
Government grant liability, current	—	17.5
Salary and other compensation to employees payable	10.9	14.2
Unused vacation reserve accrued	4.8	7.6
Tax liabilities accrued	181.9	0.4
Other liabilities	—	3.2
Accounts payable, accrued and other liabilities	228.0	1,210.1

Other accrued liabilities

Other accrued liabilities as of December 31, 2024 and 2025 consisted of the following:

	2024	2025
Avride SAFE liability and Tranche Right liability	—	102.7
Government grant liability, non-current	—	23.1
Trade accounts payable for property and equipment, non-current	—	15.3
Other non-current liabilities	0.6	2.0
Total other accrued liabilities	0.6	143.1

Avride SAFE liability and Tranche Right liability

In October 2025, Avride issued a Simple Agreement for Future Equity (“SAFE”) to SMB Holding Corporation (“SMB”) in exchange for cash consideration of $100.0. In connection with this arrangement, Avride also granted SMB a contingent right to receive an additional SAFE with a principal amount of $75 million upon achievement of specified operational and financing milestones (the “Tranche Right”). A SAFE is a freestanding financial instrument that provides the holder with the right to receive a variable number of Avride’s equity shares upon certain future events. Under the terms of the SAFE, upon a qualifying equity financing the SAFE automatically converts into preferred stock at a price equal to 80% of the price per share paid by new investors. Upon a liquidity or dissolution event, the holder is entitled to receive the greater of the original purchase amount or the amount otherwise payable upon conversion. The Tranche Right represents a conditional obligation to issue an additional SAFE for a fixed purchase amount if the specified milestones are achieved. Both the SAFE and the Tranche Right are classified as liabilities in accordance with ASC 480, “Distinguishing Liabilities from Equity”, as they may require settlement through the issuance of a variable number of shares for a predominantly fixed monetary amount or, in certain circumstances, through the transfer of assets.

The SAFE liability and the Tranche Right liability are initially recorded at fair value in an amount equal to proceeds received and subsequently remeasured to fair value at each reporting date, with changes in fair value recognized in other income / (loss), net (Note 6). As of December 31, 2025, the fair value of the SAFE and the Tranche Right liability was $101.1 and $1.6, respectively.

Government grant

In 2025, the Group received formal approval from the Israeli Innovation Authority for a government grant to support the establishment and operation of an AI large-model training laboratory in Israel for the amount of $54.1. Under the program, the Group is required to deploy and operate advanced AI computing infrastructure and provide eligible Israeli industry and research institutions with multi-year access to those services.

The grant provided in 2025 covers eligible costs incurred from May 2025 through April 2026. In addition, the Group is eligible to maintain its participation and is required to continue meeting the program’s operational and service requirements for a three-year period through April 2028.

The grant is provided in the form of cash reimbursements for eligible expenditures. During the year ended December 31, 2025, the Group received cash installments totaling $44.4.

The Group has determined that the grant contains both asset-related and income-related components and accounts for each portion separately based on the nature of the underlying expenditures.

As of December 31, 2025, government grants related to assets are presented as follows:

2025
Consolidated Balance Sheets
Accounts payable, accrued and other liabilities (current portion)	17.5
Other accrued liabilities (non-current portion)	23.1
Consolidated Statement of Operations
Operating costs and expenses (contra-expense):
Depreciation and amortization	(2.9)

For the year ended December 31, 2025, government grants related to income were offset against the following related expenses:

2025
Consolidated Statement of Operations
Operating costs and expenses (contra-expense):
Cost of revenues	(0.8)
Sales, general and administrative	(0.1)

The grant may be required to be repaid if the Group fails to comply with applicable conditions. The Group believes that this is unlikely to occur, as it is in compliance with all applicable requirements.

Deferred Revenue

The Group recognizes deferred revenue when cash is received and before performance obligations are fulfilled, including amounts that may be refundable. Deferred revenue balances primarily relate to strategic customer agreements.

As of December 31, 2024 and 2025, the balance of deferred revenue, including current and non-current portion, was $16.3 and $1,577.5, respectively. Revenue recognized during the years ended December 31, 2024 and 2025, which was included in the deferred revenue balances at the beginning of each respective period, was $6.9 and $16.3, respectively.

During the year ended December 31, 2025, total deferred revenue increased by $1,561.2 primarily due to the recognition of prepayments received in advance for future services to be rendered under strategic customer agreements (Note 1). Deferred revenue is expected to be recognized as revenue over the period ranging from one to five calendar years.

Remaining performance obligations

As of December 31, 2025, the aggregate transaction price allocated to the RPO was $21,333.0, of which 28% is expected to be recognized over the 24 months ending December 31, 2027, 39% between months 25 and 48, and the remainder recognized thereafter. The amounts disclosed include the Group's best estimate of variable consideration which is subject to change due to the timing and performance constraints. The amounts do not include performance obligations with an original duration of one year and less.

Interest income

The Group recognized interest income for the years ended December 31, 2023, 2024 and 2025 in the amounts of $3.3, $63.6 and $31.8, respectively. Interest income is earned from the Group’s cash and cash equivalents, represented by current accounts and other high liquid financial instruments such as bank deposits with maturities of less than three months and overnight deposits.

The accrued interest receivable in the amount of $21.6 and $0.4 as of December 31, 2024 and 2025, respectively is presented within other current assets in the consolidated balance sheets.

Interest Expense

The Group recognized interest expense of $61.5 for the year ended December 31, 2025. No interest expense was recognized for the years ended December 31, 2023 and 2024.

Interest expense for the year ended December 31, 2025 primarily relates to interest and amortization of debt issuance costs and accretion associated with the Group’s convertible notes, interest expense recognized on advances received from major customers, and interest expense recognized in connection with property and equipment received in advance from suppliers under deferred payment arrangements. Interest expense is presented net of capitalized interest.

Other Income / (Loss), Net

The following table presents the components of other income / (loss), net in absolute terms for the periods presented:

	2023	2024	2025
Gain from investments in money market funds	—	0.8	55.2
Foreign currency exchange gain / (loss), net	(2.4)	(17.8)	27.2
Other income / (loss), net	(1.3)	(0.4)	(1.8)
Total other income / (loss), net	(3.7)	(17.4)	80.6

Income and non-income taxes payable

The income and non-income taxes payable line in the consolidated balance sheets includes income taxes payable in the amount of $0.7 and $4.8 as of December 31, 2024 and 2025, respectively.

Reallocations of Accumulated Other Comprehensive Loss

For the year ended December 31, 2024 and 2025 the Group reclassified other comprehensive income/(loss) in the amount of ($2,428.6) and $0.8, respectively, from equity to earnings upon deconsolidation of the Divested Businesses (Note 3). Such other comprehensive income/(loss) consisted solely of currency translation adjustment directly attributable to the Divested Businesses.

The Group adjusted the carrying amount of accumulated other comprehensive loss by $102.5 for the year ended December 31, 2023, reflecting the acquisition of Uber's remaining interest in MLU B.V. (Note 3).